Expenses by nature (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [Abstract]
Expenses by nature

	For the year ended December 31,
	2022	2021	2020

Transactions costs (i)	(5,566,927)	(4,321,135)	(2,773,436)
Marketing and advertising	(717,732)	(791,134)	(510,840)
Personnel expenses (ii)	(1,032,732)	(1,074,249)	(619,137)
Financial expenses (iii)	(3,151,552)	(790,635)	(109,232)
Total losses (iv)	(984,487)	(664,268)	(288,309)
Depreciation and amortization (vi)	(1,130,690)	(768,593)	(376,335)
Other (v)	(991,478)	(550,681)	(362,693)
	(13,575,598)	(8,960,695)	(5,039,982)
Classified as:
Cost of services	(7,470,895)	(5,775,895)	(3,772,298)
Selling expenses	(1,946,075)	(1,523,908)	(617,463)
Administrative expenses	(668,679)	(877,559)	(563,893)
Financial expenses	(3,151,552)	(790,635)	(109,232)
Other income (expenses), net	(338,397)	7,302	22,904
	(13,575,598)	(8,960,695)	(5,039,982)

(i)The increase is mainly represented by: (i) costs related to interchange fees of card issuers in the amount of R$4,505,290 for year ended December 31, 2022 (R$3,043,591 and R$1,680,441 for years ended December 31, 2021 and 2020, respectively), (ii) card scheme fees in the amount of R$882,091 for year ended December 31, 2022 (R$653,224 and R$432,361 for years ended December 31, 2021 and 2020, respectively). The balance is also impacted by anincrease in costs related to freight, maintenance of POS and storage costs in the amount R$250,323 for the year ended December 31, 2022 (R$242,834 and R$212,813 for the years ended December 31, 2021 and 2020, respectively).
(ii)Includes R$79,447, R$370,629 and R$207,012 of compensation expenses related to the LTIP and LTIP goals for the years ended December 31,2022, 2021 and 2020, respectively. Despite that, there was an increase in personnel expenses which is mainly related to increase in headcount.
(iii)Relates mainly to the early collection of receivables, which amounted to R$1,233,045 in the year ended December 31, 2022 (R$426,992 and R$49,204 for the years ended December 31, 2021 and 2020, respectively). The remaining increase is related to expenses with higher amount of interests on deposits which amounted to R$654,903 in the year ended December 31, 2022 (R$105,568 and R$8,083 in the years ended December 31, 2021 and 2020, respectively) and bank accounts which amounted to R$918,390 in the year ended December 31, 2022 (R$173,238 and R$35,533 for the years ended December 31, 2021 and 2020, respectively) due to the increase of Brazilian interest rates and exchange rate in foreign currency and also on the amounts of deposits during 2022.
(iv)Total losses refer to amounts recognized during the year related to card processing operations (acquiring and issuing), losses on digital accounts in the amount of R$430,895 (R$386,143 and R$171,925 for the years ended December 31, 2021 and 2020, respectively) and provision for delinquency rate of credit portfolio in the amount of R$553,592 (R$278,125 and R$116,384 for the years ended December 31, 2021 and 2020, respectively), as detailed in Note 25. In the first quarter of 2021, the amount of R$73,356 related to card processing operations losses on digital accounts is represented by inappropriate use of a system functionality implemented in the past, allowing unappropriated transactions by digital accounts customers and unexpected chargebacks on digital account losses for specific group of customers with higher credit risk for a new product. For all these facts, the corresponding root cause was identified and appropriately addressed by PagSeguro management. The increase is related to the growth of operation of card processing operations and to credit initiatives with higher ECLs as detailed in note 8.
(v)For the year ended December 31, 2022, the increase is impacted by R$199,868 related to provision of POS devices, as described in note 12. The year ended December 31,2022 was also impacted by R$40,213 of softwares disposals, as described in note 13, impairment of our investment in BoletoFlex in the amount of R$12,602 and R$10,000 related to a payment agreement related to PagPhone with our POS supplier. The increase is also impacted by higher consumption of software and cloud services which amounted to R$432,391 for the year ended December 31, 2022 (R$326,070 and R$233,660 for the years ended December 31, 2021 and 2020, respectively) In addition, in June 2021, there was a decision taken by Brazilian Supreme Court related to Value-added Tax on Sales and Services (ICMS), that beneficiated the Company. For this reason, the Company reversed the related provision in the amount of R$29,114 during 2021.
(vi)Depreciation and amortization amounts incurred in the year are segregated between costs and expenses as presented below:

Depreciation and amortization

	For the year ended December 31,
	2022	2021	2020

Depreciation
Cost of sales and services (i)	(658,275)	(464,411)	(187,284)
Selling expenses	(173)	(89)	(25)
Administrative expenses	(26,786)	(23,439)	(17,319)
	(685,234)	(487,939)	(204,628)
Amortization
Cost of sales and services	(464,108)	(295,218)	(174,943)
Administrative expenses	(23,810)	(21,484)	(4,709)
	(487,918)	(316,702)	(179,652)
PIS and COFINS credits (ii)	42,461	36,048	7,945
Depreciation and amortization expense, net	(1,130,690)	(768,593)	(376,335)

(i)The depreciation of POS for the year ended December 31, 2022, amounted to R$640,798 (R$448,385 and R$172,519 for the years ended December 31, 2021 and 2020, respectively).
(ii)PagSeguro Brazil has a tax benefit on PIS and COFINS that allows it to reduce the depreciation and amortization over some operational expenses when incurred. This tax benefit is recognized directly as a reduction of depreciation and amortization expense.